Deferred Government Grants (Details) In Thousands, unless otherwise specified	12 Months Ended									12 Months Ended						12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2013 Beijing Zhongguancun Development Group USD ($)	Dec. 31, 2013 Beijing Zhongguancun Development Group CNY	Dec. 31, 2012 Beijing Zhongguancun Development Group USD ($)	Dec. 31, 2013 Grants for pandemic influenza vaccine USD ($)	Dec. 31, 2012 Grants for pandemic influenza vaccine USD ($)	Dec. 31, 2011 Grants for pandemic influenza vaccine USD ($)	Dec. 31, 2007 Grants for pandemic influenza vaccine CNY	Dec. 31, 2013 Grants for pandemic influenza vaccine CNY	Dec. 31, 2012 Grants for pandemic influenza vaccine CNY	Dec. 31, 2013 Grants received in 2009 for H1N1 USD ($)	Dec. 31, 2012 Grants received in 2009 for H1N1 USD ($)	Dec. 31, 2009 Grants received in 2009 for H1N1 CNY	Dec. 31, 2013 Grants received in 2009 for H1N1 CNY	Dec. 31, 2013 Grants received in 2013 for H5N1 USD ($)	Dec. 31, 2013 Grants received in 2013 for H5N1 CNY	Dec. 31, 2013 Other research projects USD ($)	Dec. 31, 2013 Other research projects CNY
Deferred Government Grants
Government grants received	$ 842	5,200	$ 936	5,900	$ 891	5,800							20,000					6,200
Deferred government grants							383		216	1,800	2,037			10,900	12,700	793			4,800	99	600	2,129	12,900
Current portion of government grants	458		431							297				1,800		146			900	14	100
Non-current portion of government grants	4,746		4,069							1,503				9,100		647			3,900	85	500
Portion of grant recorded as a reduction to depreciation expense										237	285	278				119	82
Loan received							$ 1,982	12,000
Current interest rate (as a percent)							0.36%	0.36%
Effective interest rate used to calculate fair value differential (as a percent)							6.90%	6.90%